FINANCIAL INSTRUMENTS (Details)	3 Months Ended		6 Months Ended				6 Months Ended				3 Months Ended	6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2011 Call Options Written USD ($)	Jun. 30, 2010 Call Options Written USD ($)	Jun. 30, 2011 Call Options Written Zinc MT	Jun. 30, 2010 Call Options Written Zinc MT	Jun. 30, 2011 Put options purchased Zinc MT	Jun. 30, 2010 Put options purchased Zinc MT	Jun. 30, 2011 Foreign exchange forward contract USD ($)	Jun. 30, 2011 Foreign exchange forward contract USD ($)	Mar. 31, 2011 Foreign exchange forward contract USD ($)	Mar. 31, 2011 Foreign exchange forward contract CAD	Jun. 30, 2011 Zinc USD ($)	Jun. 30, 2010 Zinc USD ($)	Jun. 30, 2011 Zinc USD ($)	Jun. 30, 2010 Zinc USD ($)	Jun. 30, 2011 Silver USD ($)	Jun. 30, 2011 Silver USD ($)
Derivative
Net premium payable to counterparty
Zinc options (in metric tonnes)							20,000	15,000	20,000	15,000
Strike price for option (in dollars per metric tonne)							2,500	2,500	2,200	2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)							2,000	1,500	2,000	1,500
Limit for participation, zinc prices set by zero-cost collar strategy (per metric tonne)															2,500	2,500	2,500	2,500
Gain (Loss) on derivative financial instruments	981,000	6,395,000	2,332,000	7,162,000							900,000				100,000	1,300,000
Unrealized mark-to-market gain																	700,000	3,900,000
Exchange rate under foreign exchange forward contract (per US dollar)														0.99
Amount of expenditures hedged													90,000,000
Amount of expenditures hedged, expiring each month, beginning from April 2011													10,000,000
Call option premiums generated					2,500,000	2,000,000
Gain (loss) recognized in consolidated statement of income and comprehensive income												$ 1,400,000							$ 1,300,000	$ 3,400,000